Award Timing Disclosure	12 Months Ended
Jun. 30, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Awards
We believe that providing a significant portion of our executive officers’ total compensation opportunity in equity awards aligns the incentives of our executives with the interests of our stockholders and with our long-term success. By compensating our executives with our equity, executives receive a stake in our financial future and the values realized in the long term depend on the executives’ ability to drive our financial performance. Equity incentive awards are also a useful vehicle for attracting and retaining executive talent in a competitive market. In determining the equity awards to be granted to our executives, the Compensation Committee takes into account the executive’s equity ownership in the Company and the terms of the executive’s then-outstanding awards.
Our Compensation Committee administers our equity incentive plans and establishes the terms for all awards granted thereunder, including grant guidelines, vesting schedules, and other provisions. Our annual equity awards to our executives include stock units that vest based on our achievement of specific performance goals as well as the executive’s continued service with the Company (“PSUs”), and stock units that vest solely based on continued employment over a multi-year period (“RSUs”). The Compensation Committee annually evaluates its equity compensation program to determine the types of awards to grant and the relative value to be allocated to each type of award.
The Compensation Committee’s practice has generally been to grant annual equity awards at the beginning of each fiscal year. Additionally, the Compensation Committee retains discretion to grant equity awards at other times when and as it may determine to be appropriate. The release of material nonpublic information is not taken into account in determining the timing and terms of equity award grants, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method
Our Compensation Committee administers our equity incentive plans and establishes the terms for all awards granted thereunder, including grant guidelines, vesting schedules, and other provisions. Our annual equity awards to our executives include stock units that vest based on our achievement of specific performance goals as well as the executive’s continued service with the Company (“PSUs”), and stock units that vest solely based on continued employment over a multi-year period (“RSUs”). The Compensation Committee annually evaluates its equity compensation program to determine the types of awards to grant and the relative value to be allocated to each type of award.
The Compensation Committee’s practice has generally been to grant annual equity awards at the beginning of each fiscal year. Additionally, the Compensation Committee retains discretion to grant equity awards at other times when and as it may determine to be appropriate.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The release of material nonpublic information is not taken into account in determining the timing and terms of equity award grants, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false